Supplement dated June 3, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4 and R-5 Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014

As supplemented on March 7, 2014, March 14, 2014 and April 28, 2014

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

International Fund I [Member]
INTERNATIONAL FUND I Delete the paragraph directly following the fund name that begins with “On March 11, 2014.”
Delete the Annual Fund Operating Expenses table and footnotes and the Example and substitute: Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] International Fund I [Member]		International I Fund, Institutional Class [Member]	International I Fund, Class R-1 [Member]	International I Fund, Class R-2 [Member]	International I Fund, Class R-3 [Member]	International I Fund, Class R-4 [Member]	International I Fund, Class R-5 [Member]
Management Fees (as a percentage of Assets)	[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and Service (12b-1) Fees			0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):		0.06%	0.57%	0.49%	0.36%	0.32%	0.30%
Expenses (as a percentage of Assets)		0.95%	1.81%	1.68%	1.50%	1.31%	1.19%
[1]	Management fees in the table have been restated to reflect current fees. Effective June 3, 2014, the Management Fees were reduced.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] International Fund I [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
International I Fund, Institutional Class [Member]	97	303	525	1,166
International I Fund, Class R-1 [Member]	184	569	980	2,127
International I Fund, Class R-2 [Member]	171	530	913	1,987
International I Fund, Class R-3 [Member]	153	474	818	1,791
International I Fund, Class R-4 [Member]	133	415	718	1,579
International I Fund, Class R-5 [Member]	121	378	654	1,443

Under the Principal Investment Strategies heading, delete the paragraph that begins with “Principal Management Corporation invests between...”
Under the Performance heading, delete the bullet point that begins “Life of Fund results…” Under the Performance heading, delete the Average Annual Total Returns table and substitute:
Average Annual Total Returns PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, and R-5 Class Shares [Member] International Fund I [Member]	Label	1 Year	5 Years	10 Years
International I Fund, Institutional Class [Member]	Institutional Class Return Before Taxes	20.08%	10.84%	6.41%
International I Fund, Institutional Class [Member] After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	19.83%	10.76%	5.89%
International I Fund, Institutional Class [Member] After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distribution and Sale of Fund Shares	11.95%	8.92%	5.43%
International I Fund, Class R-1 [Member]	Class R-1 Return Before Taxes	19.01%	9.90%	5.50%
International I Fund, Class R-2 [Member]	Class R-2 Return Before Taxes	19.15%	10.02%	5.63%
International I Fund, Class R-3 [Member]	Class R-3 Return Before Taxes	19.36%	10.24%	5.81%
International I Fund, Class R-4 [Member]	Class R-4 Return Before Taxes	19.67%	10.45%	6.02%
International I Fund, Class R-5 [Member]	Class R-5 Return Before Taxes	19.76%	10.59%	6.15%
MSCI - EAFE NDTR D Index [Member]	MSCI EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
MSCI ACWI Ex-U.S. Index [Member]	MSCI ACWI Ex-U.S. (reflects no deduction for fees, expenses, or taxes)	15.29%	12.81%	7.57%

After the paragraph that begins with “After-tax returns are calculated,” add the following:
Effective June 30, 2014, the Fund’s primary benchmark will change from the MSCI EAFE Index NDTR D to the MSCI ACWI Ex-U.S. because the MSCI ACWI Ex-U.S. more closely aligns with the Fund’s investments in developed and emerging markets than the MSCI EAFE Index NDTR D.